Cash, cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2022, December 31, 2021 and June 30, 2021:

	June 30, 2022	December 31, 2021	June 30, 2021
Cash and cash equivalents	$1,229,008	$1,728,794	$1,402,918
Restricted cash	173,441	185,959	190,447
Total cash, cash equivalents and restricted cash	$1,402,449	$1,914,753	$1,593,365

Schedule of restricted cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2022, December 31, 2021 and June 30, 2021:

	June 30, 2022	December 31, 2021	June 30, 2021
Cash and cash equivalents	$1,229,008	$1,728,794	$1,402,918
Restricted cash	173,441	185,959	190,447
Total cash, cash equivalents and restricted cash	$1,402,449	$1,914,753	$1,593,365